UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

June 30, 2016

MAG-QTLY-0816
1.803299.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	176,400	$37,446
Diversified Consumer Services - 0.9%
Service Corp. International	3,585,632	96,955
ServiceMaster Global Holdings, Inc. (a)	1,016,500	40,457
		137,412
Hotels, Restaurants & Leisure - 1.4%
Papa John's International, Inc.	524,500	35,666
Starbucks Corp.	3,064,500	175,044
		210,710
Household Durables - 0.6%
Leggett & Platt, Inc.	1,640,200	83,831
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	458,300	327,969
Netflix, Inc. (a)	733,000	67,055
Priceline Group, Inc. (a)	51,400	64,168
		459,192
Media - 1.2%
DISH Network Corp. Class A (a)	585,900	30,701
Interpublic Group of Companies, Inc.	4,055,100	93,673
Starz Series A (a)	1,830,730	54,775
		179,149
Multiline Retail - 0.8%
Dollar General Corp.	1,315,100	123,619
Specialty Retail - 3.9%
Foot Locker, Inc.	1,429,200	78,406
Home Depot, Inc.	2,088,300	266,655
L Brands, Inc.	1,514,600	101,675
Ross Stores, Inc.	2,193,700	124,361
		571,097
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. Class B	3,475,500	191,848
PVH Corp.	1,313,700	123,790
		315,638

TOTAL CONSUMER DISCRETIONARY		2,118,094

CONSUMER STAPLES - 7.4%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	494,360	65,372
Constellation Brands, Inc. Class A (sub. vtg.)	278,300	46,031
Molson Coors Brewing Co. Class B	814,300	82,350
Monster Beverage Corp.	714,100	114,763
The Coca-Cola Co.	6,357,100	288,167
		596,683
Food & Staples Retailing - 1.6%
CVS Health Corp.	1,695,572	162,334
Kroger Co.	1,859,200	68,400
		230,734
Food Products - 1.4%
Mondelez International, Inc.	3,116,000	141,809
Post Holdings, Inc. (a)	761,300	62,952
		204,761
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	693,800	63,150

TOTAL CONSUMER STAPLES		1,095,328

ENERGY - 7.4%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,268,000	57,225
National Oilwell Varco, Inc.	2,743,900	92,332
Oil States International, Inc. (a)	1,528,800	50,267
Schlumberger Ltd.	1,899,400	150,205
		350,029
Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	2,344,600	130,524
Chevron Corp.	2,370,900	248,541
Cimarex Energy Co.	480,800	57,369
ConocoPhillips Co.	2,552,600	111,293
HollyFrontier Corp.	549,200	13,054
Newfield Exploration Co. (a)	1,261,900	55,751
PDC Energy, Inc. (a)	767,400	44,210
Phillips 66 Co.	797,400	63,266
Whiting Petroleum Corp. (a)	3,520,400	32,599
		756,607

TOTAL ENERGY		1,106,636

FINANCIALS - 17.9%
Banks - 5.5%
Bank of America Corp.	11,807,900	156,691
Citigroup, Inc.	3,875,116	164,266
JPMorgan Chase & Co.	4,581,898	284,719
U.S. Bancorp	3,269,159	131,845
Wells Fargo & Co.	1,541,555	72,962
		810,483
Capital Markets - 3.1%
BlackRock, Inc. Class A	363,700	124,578
Goldman Sachs Group, Inc.	1,308,200	194,372
Northern Trust Corp.	1,470,000	97,402
PJT Partners, Inc. (b)	116,245	2,674
The Blackstone Group LP	1,463,700	35,919
		454,945
Consumer Finance - 0.7%
Capital One Financial Corp.	1,744,000	110,761
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	2,311,166	334,634
Broadcom Ltd.	892,400	138,679
FactSet Research Systems, Inc.	362,700	58,547
MSCI, Inc. Class A	1,803,800	139,109
WME Entertainment Parent, LLC Class A unit (a)(c)(d)	7,302,780	15,000
		685,969
Insurance - 1.3%
Chubb Ltd.	1,482,596	193,790
Real Estate Investment Trusts - 2.5%
American Tower Corp.	1,676,061	190,417
Public Storage	693,700	177,303
		367,720
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (c)(d)(e)	500,000	8,262
RREF CMBS AIV, LP(c)(d)(e)(f)	500,000	23,559
RREF Midtown Colony REIT, Inc.(c)(d)(e)(g)	500,000	74
		31,895

TOTAL FINANCIALS		2,655,563

HEALTH CARE - 14.5%
Biotechnology - 4.9%
Amgen, Inc.	1,527,387	232,392
Amicus Therapeutics, Inc. (a)	2,849,153	15,556
Biogen, Inc. (a)	552,104	133,510
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc.	2,160,200	180,204
Medivation, Inc. (a)	337,000	20,321
Regeneron Pharmaceuticals, Inc. (a)	265,200	92,616
Vertex Pharmaceuticals, Inc. (a)	665,300	57,229
		731,828
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	4,907,800	114,695
Intuitive Surgical, Inc. (a)	252,150	166,775
Medtronic PLC	2,277,952	197,658
		479,128
Health Care Providers & Services - 1.6%
Cigna Corp.	858,000	109,815
McKesson Corp.	661,130	123,400
		233,215
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,391,600	150,451
Bruker Corp.	4,513,762	102,643
		253,094
Pharmaceuticals - 3.1%
Allergan PLC (a)	618,161	142,851
Bristol-Myers Squibb Co.	2,886,200	212,280
Jazz Pharmaceuticals PLC(a)	217,540	30,741
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,378,500	69,242
		455,114

TOTAL HEALTH CARE		2,152,379

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	671,400	93,486
Huntington Ingalls Industries, Inc.	647,333	108,771
United Technologies Corp.	1,946,700	199,634
		401,891
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	370,000	27,473
Airlines - 0.8%
Southwest Airlines Co.	3,000,400	117,646
Building Products - 0.4%
A.O. Smith Corp.	615,600	54,241
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	977,300	48,679
Electrical Equipment - 0.6%
Acuity Brands, Inc.	292,900	72,627
Regal Beloit Corp.	368,600	20,291
		92,918
Industrial Conglomerates - 3.6%
Danaher Corp.	1,370,900	138,461
General Electric Co.	8,694,900	273,715
Roper Technologies, Inc.	719,700	122,752
		534,928
Machinery - 2.1%
Allison Transmission Holdings, Inc.	1,903,200	53,727
Caterpillar, Inc.	912,500	69,177
Deere & Co.	1,193,500	96,721
Illinois Tool Works, Inc.	727,000	75,724
Wabtec Corp.	239,300	16,806
		312,155
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	766,100	62,000
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,354,400	47,160

TOTAL INDUSTRIALS		1,699,091

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.3%
Juniper Networks, Inc.	2,096,100	47,141
Electronic Equipment & Components - 0.3%
CDW Corp.	976,800	39,150
Internet Software & Services - 7.8%
Alphabet, Inc.:
Class A	459,016	322,932
Class C (a)	469,054	324,632
eBay, Inc. (a)	2,401,100	56,210
Facebook, Inc. Class A (a)	3,797,700	434,005
GoDaddy, Inc. (a)	468,100	14,600
		1,152,379
IT Services - 7.2%
Accenture PLC Class A	1,747,500	197,974
Cognizant Technology Solutions Corp. Class A (a)	1,867,118	106,874
Fiserv, Inc. (a)	586,500	63,770
Global Payments, Inc.	2,016,700	143,952
MasterCard, Inc. Class A	2,287,300	201,420
Total System Services, Inc.	1,799,200	95,556
Visa, Inc. Class A	3,543,700	262,836
		1,072,382
Semiconductors & Semiconductor Equipment - 0.9%
Intersil Corp. Class A	3,493,100	47,297
Maxim Integrated Products, Inc.	2,190,900	78,193
		125,490
Software - 3.7%
Adobe Systems, Inc. (a)	2,062,700	197,586
DocuSign, Inc. (a)(d)	16,185	273
Salesforce.com, Inc. (a)	3,052,875	242,429
Synopsys, Inc. (a)	1,401,800	75,809
Workday, Inc. Class A (a)	519,900	38,821
Xero Ltd. (a)	4	0
		554,918
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	3,779,813	361,350

TOTAL INFORMATION TECHNOLOGY		3,352,810

MATERIALS - 1.9%
Chemicals - 1.7%
CF Industries Holdings, Inc.	1,702,200	41,023
LyondellBasell Industries NV Class A	2,080,919	154,862
Monsanto Co.	598,784	61,920
		257,805
Metals & Mining - 0.2%
Rio Tinto PLC sponsored ADR (b)	685,200	21,447

TOTAL MATERIALS		279,252

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	973,400	105,069
TOTAL COMMON STOCKS
(Cost $11,191,896)		14,564,222

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(d)	12,145,838	20,041
Series G, 8.00% (a)(d)	3,847,486	6,348
		26,389
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	966,928	47,159
IT Services - 0.1%
Nutanix, Inc. Series E (a)(d)	462,283	6,167
Software - 0.5%
Cloudflare, Inc. Series D (a)(d)	571,642	3,258
DocuSign, Inc.:
Series B (a)(d)	7,510	127
Series B-1 (a)(d)	2,249	38
Series D (a)(d)	2,376,438	40,114
Series E (a)(d)	139,427	2,354
Malwarebytes Corp. Series B (d)	3,373,494	29,384
		75,275
TOTAL INFORMATION TECHNOLOGY		128,601

TOTAL CONVERTIBLE PREFERRED STOCKS		154,990

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $98,726)		167,204

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.43% (h)	77,197,958	77,198
Fidelity Securities Lending Cash Central Fund, 0.46% (h)(i)	14,666,450	14,666
TOTAL MONEY MARKET FUNDS
(Cost $91,864)		91,864
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $11,382,486)		14,823,290
NET OTHER ASSETS (LIABILITIES) - 0.1%		20,773
NET ASSETS - 100%		$14,844,063

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,372,000 or 1.4% of net assets.

 (e) Affiliated company

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Nutanix, Inc. Series E	8/26/14	$6,193
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A unit	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$120
Fidelity Securities Lending Cash Central Fund	78
Total	$198

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$8,728	$--	$--	$395	$8,262
RREF CMBS AIV, LP	23,654	--	--	622	23,559
RREF Midtown Colony REIT, Inc.	63	--	--	--	74
Total	$32,445	$--	$--	$1,017	$31,895

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,156,697	$2,118,094	$--	$38,603
Consumer Staples	1,095,328	1,029,956	65,372	--
Energy	1,106,636	1,106,636	--	--
Financials	2,655,563	2,608,668	--	46,895
Health Care	2,152,379	2,152,379	--	--
Industrials	1,699,091	1,699,091	--	--
Information Technology	3,481,411	3,352,537	--	128,874
Materials	279,252	279,252	--	--
Telecommunication Services	105,069	105,069	--	--
Money Market Funds	91,864	91,864	--	--
Total Investments in Securities:	$14,823,290	$14,543,546	$65,372	$214,372

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$197,967
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,405
Cost of Purchases	15,000
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$214,372
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$1,405

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 6/30/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$214,372	Book value	Book value multiple	1.0	Increase
		Last transaction price	Transaction price	$2.05 - $48.77 / $31.97	Increase
		Market approach	Discount rate	7.1% - 20.0% / 9.3%	Decrease
			Premium rate	4.0% - 15.8% / 11.3%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 13.3%	Decrease
		Market comparable	EV/Sales multiple	1.1 - 7.4 / 4.4	Increase
		Recovery value	Recovery rate	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $11,395,840,000. Net unrealized appreciation aggregated $3,427,450,000, of which $3,763,605,000 related to appreciated investment securities and $336,155,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016